Expense Example {- Fidelity Freedom Blend 2015 Fund} - 03.31 Fidelity Freedom Blend Funds - Retail Combo Pro-04 - Fidelity Freedom Blend 2015 Fund - Fidelity Freedom Blend 2015 Fund- Retail	Jul. 13, 2021 USD ($)
Expense Example:
1 year	$ 49
3 years	153
5 years	265
10 years	$ 588